Pension obligations (Tables)	12 Months Ended
Dec. 31, 2024
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Opening defined benefit obligation:	$115.3	$145.1
Current service costs	4.7	5.2
Past service cost (note 7d)	2.7	0.1
Loss on settlements	-	0.2
Interest cost	4.8	6.3
Benefits paid from plan	(10.1)	(13.7)
Benefits paid from employer	(1.3)	(1.1)
Settlement payments from plan assets	-	(34.9)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	(6.2)	-
Arising from changes in financial assumptions	1.3	7.0
Arising from experience adjustments	(0.5)	(1.9)
Effects of movements in exchange rates	(9.3)	3.0
Closing defined benefit obligation	$101.4	$115.3

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Active members	$88.4	$103.5
Deferred members	2.8	2.3
Retired members	10.2	9.5
Closing defined benefit obligation	$101.4	$115.3

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Opening fair value of plan assets:	$106.0	$137.7
Interest income	4.6	6.0
Contributions from the employer	1.1	2.3
Employer direct benefit payments	1.3	1.1
Contributions from plan participants	0.1	-
Benefit payment from employer	(1.3)	(1.1)
Administrative expenses paid from plan assets	(0.1)	(0.1)
Benefits paid	(10.1)	(13.7)
Settlement payments from plan assets	-	(34.9)
Remeasurement adjustment:
Return on plan assets (excluding amounts included in net interest expense)	1.0	6.2
Effects of changes in foreign exchange rates	(8.4)	2.5
Closing fair value of plan assets	$94.2	$106.0

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Present value of funded defined benefit obligation	$87.1	$100.0
Fair value of plan assets	(94.2)	(106.0)
Present value of unfunded defined benefit obligation	14.3	15.3
Net liability arising from defined benefit obligation	$7.2	$9.3

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Pension obligation - current (note 17)	$1.0	$3.3
Pension obligation - non-current	6.2	6.0
Total pension obligations	$7.2	$9.3

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Service costs:
Current service cost	$4.7	$5.2
Past service cost	2.7	-
Curtailment	-	-
Loss on settlement	-	0.2
Total service cost	7.5	5.4
Net interest expense	0.2	0.3
Administration cost	0.1	0.1
Defined benefit pension expense	$7.8	$5.8

Defined contribution pension expense (note 7d)	$2.1	$0.7

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Return on plan assets (excluding amounts included in net interest expense)	$(1.0)	$(6.2)
Actuarial gain arising from changes in demographic assumptions	(6.2)	-
Actuarial loss arising from changes in financial assumptions	1.3	7.0
Actuarial gain arising from experience adjustments	(0.5)	(1.9)
Defined benefit gain related to remeasurement	$(6.4)	$(1.1)

Total pension cost	$3.5	$5.4

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2024	2023
Defined benefit cost:
Discount rate - benefit obligations	4.64%	5.22%
Discount rate - service cost	4.64%	5.27%
Expected rate of salary increase[1,3]	2.75%	3.50%

Average longevity at retirement age for current pensioners (years)[2] :
Males	20.5	20.4
Females	23.9	23.8
Defined benefit obligation:
Discount rate	4.66%	4.64%
Expected rate of salary increase[1,3]	2.75%	3.00%

Average longevity at retirement age for current pensioners (years)[2] :
Males	20.6	20.5
Females	24.0	23.9

Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.5	22.4
Females	25.6	25.6

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2024	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1.1	$-	$-	$1.1
Pooled equity funds	33.0	-	-	33.0
Pooled fixed income funds	-	59.6	-	59.6
Alternative investment funds	-	-	-	-
Balanced funds	-	0.5	-	0.5
	$-	$60.1	$-	$94.2

December 31, 2023	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1.2	$-	$-	$1.2
Pooled equity funds	33.9	-	-	33.9
Pooled fixed income funds	-	69.9	-	69.9
Alternative investment funds	-	-	-	-
Balanced funds	-	0.1	-	0.1
	$35.1	$70.0	$-	$105.1